Share-based Compensation - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares, Options outstanding at December 31, 2017	4,153,196
Shares, Granted	6,303,465
Shares, Exercised	(14,547)	0	0
Shares, Cancelled	(238,682)
Shares, Options outstanding at December 31, 2018	10,203,432	4,153,196
Shares, Vested as of December 31, 2018	2,022,399
Weighted Average Exercise Price, Options outstanding at December 31, 2017	$ 1.20
Weighted Average Exercise Price, Granted	4.23
Weighted Average Exercise Price, Exercised	1.96
Weighted Average Exercise Price, Cancelled	2.55
Weighted Average Exercise Price, Options outstanding at December 31, 2018	3.04	$ 1.20
Weighted Average Exercise Price, Vested as of December 31, 2018	$ 1.11
Weighted Average Remaining Contractual Life, Options outstanding at December 31, 2017	8 years 11 months 19 days	9 years 3 months 10 days
Weighted Average Remaining Contractual Life, Vested as of December 31, 2018	8 years 2 months 12 days
Aggregate Intrinsic Value, Options outstanding	$ 129,551	$ 10,483
Aggregate Intrinsic Value, Vested as of December 31, 2018	$ 29,568